Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Going Concern
Going Concern

NOTE 2 – GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company had net losses and cash used in operations for the six months ended June 30, 2014 of $26,141 and $23,506, respectively. The working capital deficit, accumulated deficit and stockholders’ deficit as of June 30, 2014 were $75,746, $79,126 and $75,746, respectively. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan and raise capital. Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to generate sufficient revenue and to attain profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company had net losses for the years ended December 31, 2013 and 2012 of $24,313 and $9,480, respectively, and cash used in operating activities of $8,182 in 2013. The working capital deficit, accumulated deficit and stockholders’ deficit as of December 31, 2013 were $49,784, $52,985 and $49,784, respectively. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan and raise capital. Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to generate sufficient revenue and to attain profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.